Impairment testing of acquired development programs not yet available for use (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Carrying Amount of Acquired Development Programs
Acquired development programs not yet available for use are assessed annually for impairment. The carrying amount of acquired development programs is as follows:

	December 31,
	2022	2021
	£’000s	£’000s
BPS-804 /UX143 (setrusumab)	2,159	2,159
MPH-966 (alvelestat)	7,760	8,208
BGS-649 (leflutrozole)	9,886	9,886
BCT-197 (acumapimod)	4,311	4,311

Total	24,116	24,564